SCHEDULE OF INFORMATION ON LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Interest expense on lease liabilities	$ 29	$ 32
Total cash outflow for leases	$ 79	$ 45